Risk and Capital Management - Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	R$ 15,071	R$ 20,136	R$ 22,177
5% increase in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	25	15
Insurance	0
5% decrease in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(37)	(16)
Insurance	(1)	(1)
0.1% increase in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	61	30
Insurance	12	8
0.1% decrease in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(63)	(44)
Insurance	(12)	(8)
5% increase in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	20	(14)
Insurance	0
5% decrease in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(21)	14
Insurance	0
5% increase in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	0
Insurance	(47)	(37)
5% decrease in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	0
Insurance	R$ 47	R$ 37